Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Total Fund Solution
Entity Central Index Key	0001872253
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000234136
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Institutional Class
Trading Symbol	MRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[1]
AssetsNet	$ 93,863,038
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$93,863,038 Number of Holdings58 Portfolio Turnover16%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Diversified	24.8
Health Care	19.8
Apartments	12.4
Warehouse/Industrial	11.4
Storage	8.8
Shopping Centers	7.8
Regional Malls	4.7
Single Tenant	3.9
Office Property	3.0
Other	3.4

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
Welltower, Inc.	9.5
Equinix, Inc.	7.6
Prologis, Inc.	6.9
American Tower Corp.	5.3
Digital Realty Trust, Inc.	4.9
Ventas, Inc.	4.4
Simon Property Group, Inc.	3.0
Extra Space Storage, Inc.	2.8
UDR, Inc.	2.8
Public Storage	2.8

C000231344
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Investor Class
Trading Symbol	MRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[2]
AssetsNet	$ 93,863,038
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$93,863,038 Number of Holdings58 Portfolio Turnover16%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Diversified	24.8
Health Care	19.8
Apartments	12.4
Warehouse/Industrial	11.4
Storage	8.8
Shopping Centers	7.8
Regional Malls	4.7
Single Tenant	3.9
Office Property	3.0
Other	3.4

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
Welltower, Inc.	9.5
Equinix, Inc.	7.6
Prologis, Inc.	6.9
American Tower Corp.	5.3
Digital Realty Trust, Inc.	4.9
Ventas, Inc.	4.4
Simon Property Group, Inc.	3.0
Extra Space Storage, Inc.	2.8
UDR, Inc.	2.8
Public Storage	2.8

C000231343
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Institutional Class
Trading Symbol	MFLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.12%	[3]
AssetsNet	$ 92,953,476
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$92,953,476 Number of Holdings164 Portfolio Turnover9%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Information Technology	34.7
Financials	9.5
Industrials	8.6
Health Care	7.8
Communication Services	7.7
Consumer Discretionary	6.9
Energy	4.3
Consumer Staples	2.7
Utilities	1.8
Other	16.0

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
NVIDIA Corp.	8.0
Alphabet, Inc.	6.0
Apple, Inc.	4.5
Microsoft Corp.	4.0
Amazon.com, Inc.	3.6
JPMorgan Chase & Co.	3.2
Lam Research Corp.	2.9
Broadcom, Inc.	2.6
Applied Materials, Inc.	2.5
Visa, Inc.	2.2

C000231342
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Investor Class
Trading Symbol	MFADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	2.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.37%	[4]
AssetsNet	$ 92,953,476
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$92,953,476 Number of Holdings164 Portfolio Turnover9%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Information Technology	34.7
Financials	9.5
Industrials	8.6
Health Care	7.8
Communication Services	7.7
Consumer Discretionary	6.9
Energy	4.3
Consumer Staples	2.7
Utilities	1.8
Other	16.0

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
NVIDIA Corp.	8.0
Alphabet, Inc.	6.0
Apple, Inc.	4.5
Microsoft Corp.	4.0
Amazon.com, Inc.	3.6
JPMorgan Chase & Co.	3.2
Lam Research Corp.	2.9
Broadcom, Inc.	2.6
Applied Materials, Inc.	2.5
Visa, Inc.	2.2

C000241858
Shareholder Report [Line Items]
Fund Name	Cromwell Foresight Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	CFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Foresight Global Infrastructure Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[5]
AssetsNet	$ 55,466,527
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$55,466,527 Number of Holdings38 Portfolio Turnover20%
Holdings [Text Block]
Table Summary
Top 10 Countries	(%)
United States	31.4
Canada	15.9
United Kingdom	14.3
Guernsey	7.4
New Zealand	5.8
Spain	5.6
Italy	4.6
Bermuda	3.8
Australia	3.6
Jersey	3.0
Table Summary
Sector Breakdown	(%)
Digital Infrastructure	21.4
Renewable Energy	18.1
Electrical Utilities	15.7
Diversified Infrastructure	11.4
Utilities	10.5
Health Care	10.2
Transport	8.9
Waste Management	2.1
Other	1.7

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
SSE PLC	4.2
Equinix, Inc.	4.0
Infratil Ltd.	3.8
Brookfield Renewable Partners LP	3.8
National Grid PLC	3.7
Clearway Energy, Inc.	3.7
Transurban Group	3.6
Cellnex Telecom SA	3.5
Digital Realty Trust, Inc.	3.2
Exelon Corp.	3.2

C000234131
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Focus Fund
Class Name	Institutional Class
Trading Symbol	LIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[6]
AssetsNet	$ 23,647,038
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$23,647,038 Number of Holdings26 Portfolio Turnover49%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Industrials	34.2
Information Technology	23.1
Materials	15.6
Health Care	10.3
Energy	5.9
Utilities	5.0
Financials	3.0
Consumer Discretionary	2.3
Other	0.6

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
Palo Alto Networks, Inc.	10.3
ARM Holdings PLC	8.4
ATI, Inc.	6.5
GE Vernova, Inc.	6.5
Danaher Corp.	5.6
Ferguson Enterprises, Inc.	5.5
Talen Energy Corp.	5.0
International Flavors & Fragrances, Inc.	4.6
Martin Marietta Materials, Inc.	4.4
Bloom Energy Corp.	4.3

C000234130
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Focus Fund
Class Name	Investor Class
Trading Symbol	LIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[7]
AssetsNet	$ 23,647,038
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$23,647,038 Number of Holdings26 Portfolio Turnover49%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Industrials	34.2
Information Technology	23.1
Materials	15.6
Health Care	10.3
Energy	5.9
Utilities	5.0
Financials	3.0
Consumer Discretionary	2.3
Other	0.6

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
Palo Alto Networks, Inc.	10.3
ARM Holdings PLC	8.4
ATI, Inc.	6.5
GE Vernova, Inc.	6.5
Danaher Corp.	5.6
Ferguson Enterprises, Inc.	5.5
Talen Energy Corp.	5.0
International Flavors & Fragrances, Inc.	4.6
Martin Marietta Materials, Inc.	4.4
Bloom Energy Corp.	4.3

C000243273
Shareholder Report [Line Items]
Fund Name	Cromwell Greenspring Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	GRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.16%	[8]
AssetsNet	$ 136,122,165
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026) Net Assets$136,122,165 Number of Holdings48 Portfolio Turnover6%
Holdings [Text Block]
Table Summary
Sector Breakdown	(%)
Industrials	49.0
Information Technology	13.3
Financials	11.4
Consumer Staples	6.4
Communication Services	4.1
Materials	3.6
Energy	2.8
Health Care	2.7
Consumer Discretionary	2.2
Other	4.5

Largest Holdings [Text Block]
Table Summary
Top 10 Issuers	(%)
EMCOR Group, Inc.	8.5
MYR Group, Inc.	8.0
Republic Services, Inc.	7.0
Johnson Controls International PLC	6.1
Flex Ltd.	5.9
KBR, Inc.	4.3
Primo Brands Corp.	3.9
W.R. Berkley Corp.	3.7
Nextpower, Inc.	3.1
Qnity Electronics, Inc.	2.8

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized